JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Global Allocation Fund, JPMorgan Income Builder Fund, and JPMorgan Global Research Enhanced Index Fund (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 527 (Amendment No. 528 under the Investment Company Act of 1940) filed electronically on October 31, 2017.

If you have any questions, please call the undersigned at (212) 270-6803.

Sincerely,

/s/ Zach E. Vonnegut-Gabovitch
Zach E. Vonnegut-Gabovitch
Assistant Secretary